Revenue (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Schedule of revenue

The prior period 30 June 2024 relates to the operations of the now deconsolidated entity, Fusion Fuel Portugal. There was no revenue generated during this period before insolvency.

	For the 6 month period ended June 30, 2025	For the 6 month period ended June 30, 2024
	€’000	€’000
LPG-related services (QIND / Al Shola Gas)	6,931	-
Hydrogen technology (deconsolidated entity)	-	-
Total	6,931	-